Pledged assets - Summary of assets pledged as collateral (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 432,228	₩ 717,841
Pledged Assets Right to Sell or Pledge
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 9,754,980	₩ 11,017,362